Document and Entity Information	Jul. 25, 2025
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001835579
Document Type	8-K/A
Document Period End Date	Jul. 25, 2025
Entity Registrant Name	IMAGENEBIO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40287
Entity Tax Identification Number	81-1697316
Entity Address, Address Line One	12526 High Bluff Drive
Entity Address, Address Line Two	Suite 345
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	617
Local Phone Number	901-7098
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	IMA
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends the Current Report on Form 8-K filed by ImageneBio, Inc. (f/k/a Ikena Oncology, Inc.) (the “Company”) on July 29, 2025 (the “Original Report”), in which the Company reported, among other events, the completion of the Merger (as defined in the Original Report). This Amendment No. 1 is filed to (i) update the information in Item 2.01 of the Original Report to include Management’s Discussion and Analysis of Financial Condition and Results of Operations of Inmagene (as defined in the Original Report) for the three and six months ended June 30, 2025 and 2024; and (ii) include the unaudited interim condensed financial statements of Inmagene as of and for the three and six months ended June 30, 2025 and 2024 under Item 9.01(a) of the Original Report. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report. Capitalized terms used but not defined herein have the meanings given to them in the Original Report.